UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 91.2%
Alabama 3.9%
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	336,438	330,345
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded:
5.0%, 2/1/2041 (a) (b)	8,000,000	8,755,440
Series A, 5.75%, 2/1/2038 (a)	5,000,000	5,050,750

		14,136,535
Alaska 1.3%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	4,520,000	4,528,452
Arizona 2.2%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2019	2,000,000	2,077,400
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (a)	250,000	263,088

Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	65,000	64,370
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	1,645,000	1,255,184
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,840,178
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	420,000	429,471

		7,929,691
Arkansas 0.2%
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	205,000	171,468
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	25,000	21,016
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (a)	625,000	611,894
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	3,549	3,640

		808,018
California 2.7%
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,809,750
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	680,000	701,706
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	257,852
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013	385,000	390,582
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	10,000	10,137
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	135,000	132,281
Sacramento, CA, City Financing Authority Revenue, Convention Center Hotel, Series A, Prerefunded, 6.25%, 1/1/2030	1,970,000	2,053,981
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	720,000	759,017
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,546,181

		9,661,487
Colorado 2.1%
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project, AMT:
144A, 5.6%, 12/1/2012, US Bank NA (c)	205,000	198,083
144A, 5.8%, 12/1/2017, US Bank NA (c)	355,000	319,124
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,186
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, 5.0%, 12/1/2031, BNP Paribas (c)	1,750,000	1,794,642
Colorado, Health Facilities Authority Revenue, Catholic Health, Series C-6, 3.95%, 9/1/2036	1,610,000	1,664,933
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	45,000	47,065
Colorado, Single Family Housing Revenue, Housing & Finance Authority:
AMT, 5.0%, 5/1/2032 (a)	840,000	797,647
Series A-2, AMT, 7.25%, 5/1/2027	40,000	40,728
Denver, CO, City & County Airport Revenue, Series A1, AMT, 5.0%, 11/15/2009	1,500,000	1,527,840
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	315,000	317,728
Pueblo County, CO, Certificates of Participation, ETM, 6.25%, 12/1/2010	485,000	511,622

		7,584,598
District of Columbia 0.1%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	30,000	30,041
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	375,000	387,154

		417,195

Florida 3.9%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	122,000	131,122
Broward County, FL, Airport Systems Revenue, AMT, Series E, 5.25%, 10/1/2012 (a)	6,000,000	6,065,160
Florida, Citizens Property Insurance Corp., High Risk Account, Series A, 5.0%, 3/1/2009 (a)	3,000,000	3,005,820
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,220,742
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,428,525

		13,851,369
Georgia 4.0%
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	50,000	51,322
Carroll County, GA, School District, Sales Tax, 5.0%, 4/1/2010	2,000,000	2,102,140
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,715,000	2,754,639
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2009	3,000,000	2,998,440
Series A, 5.0%, 3/15/2010	4,000,000	3,978,800
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co. Plant Scherer, First Series, 4.5%, 7/1/2025	2,640,000	2,655,022

		14,540,363
Hawaii 1.5%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2012	4,000,000	4,416,840
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	1,075,000	1,086,578

		5,503,418
Idaho 0.4%
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014	15,000	15,382
Series E, 5.95%, 7/1/2020	55,000	56,759
Idaho, Housing Agency, Single Family Mortgage, AMT, Series H-2:
5.1%, 7/1/2020	105,000	105,022
5.85%, 1/1/2014	90,000	92,573
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	200,000	191,138
5.15%, 7/1/2023	470,000	448,122
5.4%, 7/1/2021	110,000	111,029
5.95%, 7/1/2019	440,000	454,071

		1,474,096
Illinois 7.8%
Chicago, IL, O'Hare International Airport Revenue, Series A, 5.0%, 1/1/2015 (a)	4,500,000	5,073,120
Chicago, IL, Single Family Mortgage Revenue, AMT, 6.3%, 9/1/2029	200,000	206,330
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,020,000	1,064,268
Huntley, IL, Sales & Special Tax Revenue, Prerefunded, 7.75%, 3/1/2029	4,588,000	4,707,976
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,739,050
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	665,000	670,340
Lake County, IL, Forest Preserve District, Series A, 1.818% *, 12/15/2020	5,000,000	3,425,000
McCook, IL, Hospital & Healthcare Revenue, British Home Project, 4.25%, 12/1/2014, LaSalle Bank NA (c) (d)	670,000	671,803
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded, 6.375%, 12/1/2016 (a)	4,820,000	5,512,634
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	935,000	955,149

		28,025,670

Indiana 4.6%
Indiana, Bond Bank Revenue, State Revolving Fund, Series B, Prerefunded, 5.25%, 8/1/2019	4,000,000	4,308,720
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,163,120
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	3,000,262
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, 11/1/2027	1,000,000	1,060,650
Indiana, Transportation Finance Authority, Highway Revenue, Series A, Prerefunded, 5.25%, 6/1/2016 (a)	5,000,000	5,796,750
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	300,000	319,794
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009	15,000	15,085

		16,664,381
Kansas 0.3%
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Revenue, Series B-4, AMT, 4.25%, 6/1/2023	730,000	685,083
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	520,000	529,287

		1,214,370
Kentucky 0.9%
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, 5/1/2034	1,000,000	1,022,380
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	2,195,000	2,109,285
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	5,000	5,062

		3,136,727
Louisiana 0.2%
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	45,000	46,392
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (a)	480,000	481,296

		527,688
Maine 0.3%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	1,005,000	1,008,226
Maryland 3.8%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,925,000	1,901,111
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,892,900
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,542,900
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	235,000	239,357
Series A, AMT, 5.6%, 12/1/2034	60,000	57,447
Series A, AMT, 7.0%, 8/1/2033	70,000	71,722
Series A, AMT, 7.4%, 8/1/2032	35,000	35,601

		13,741,038
Massachusetts 0.7%
Massachusetts, Bay Transportation Authority Revenue, Series A, Prerefunded, 5.25%, 7/1/2030	2,170,000	2,309,032
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (a)	25,000	25,023

		2,334,055
Michigan 0.9%
Detroit, MI, Sewer Disposal Revenue, Series D, 1.561% *, 7/1/2032 (a)	4,105,000	2,504,050
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	150,000	162,843
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (c)	600,000	570,624

		3,237,517

Minnesota 0.5%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	600,000	587,628
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,145,000	1,172,285

		1,759,913
Mississippi 0.2%
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	595,000	617,646
Missouri 3.6%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (a)	75,000	76,542
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	430,000	451,775
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, Prerefunded, 5.75%, 2/1/2012	100,000	106,184
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 3.95%, 10/1/2035, JPMorgan Chase Bank (c)	2,000,000	2,046,320
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (c)	685,000	686,706
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	80,000	83,106
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	120,000	123,172
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,355
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage, Series C, AMT, 7.25%, 9/1/2026	5,000	5,151
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded, 5.0%, 2/1/2014	5,000,000	5,554,350
Missouri, State Housing Development, Commission Single Family Mortgage Revenue, Homeownership Loan Program, Series C, AMT, 5.6%, 9/1/2035	2,110,000	2,113,756
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (c)	1,480,000	1,480,340

		12,742,757
Nebraska 0.9%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank NA (c)	215,000	214,903
5.25%, 3/15/2014, US Bank NA (c)	1,610,000	1,516,974
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project, AMT:
5.0%, 12/1/2010, US Bank NA (c)	45,000	44,683
5.0%, 12/1/2011, US Bank NA (c)	180,000	172,980
5.1%, 12/1/2012, US Bank NA (c)	135,000	130,205
5.2%, 12/1/2013, US Bank NA (c)	195,000	184,860
Nebraska, Nebhelp, Inc., Student Loan Program, Series B, AMT, 5.875%, 6/1/2014 (a)	885,000	886,124

		3,150,729
Nevada 1.9%
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013 (a)	4,700,000	5,350,386
Nevada, Housing Division, Single Family Housing Revenue, Series B-1, 5.25%, 10/1/2017	330,000	332,538
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,731
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	200,000	200,192
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,057,479

		6,971,326
New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018, Landesbank Hessen-Thuringen (c)	15,000	15,017

New Jersey 6.1%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT, 5.0%, 11/1/2010	215,000	215,348
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	130,000	129,988
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	797,959	801,151
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, 5.0%, 3/1/2012	2,375,000	2,565,238
Series J-4, 5.0%, 9/1/2029 (a)	5,000,000	5,489,900
New Jersey, State Transportation Trust Fund Authority:
Series C, ETM, 5.0%, 6/15/2011	5,000,000	5,463,850
Series A, Prerefunded, 6.125%, 6/15/2015	6,650,000	7,153,538

		21,819,013
New Mexico 0.0%
New Mexico, Mortgage Finance Authority, Second Mortgage Program, AMT, 144A, 6.5%, 1/1/2018	119,800	121,156
New York 4.6%
New York, State Tollway Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2012	1,000,000	1,094,050
New York, Tobacco Settlement Financing Corp.:
Series B, 5.0%, 6/1/2011	4,500,000	4,787,460
Series C-1, 5.25%, 6/1/2013	10,000,000	10,011,800
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	646,168

		16,539,478
North Carolina 2.1%
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	2,800,000	2,798,684
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,728,725
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series B, 6.375%, 1/1/2013	2,075,000	2,162,067

		7,689,476
Ohio 3.7%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, Series A, 4.75%, 9/20/2011	120,000	125,423
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-1, 5.0%, 6/1/2015	4,500,000	4,104,405
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, Series A, AMT, 5.65%, 4/20/2013	190,000	198,364
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (c)	165,000	165,016
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	45,761
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, 10/1/2041	1,135,000	1,195,791
Ohio, American Municipal Power, Inc., Electricity Purchase Revenue, Series A, 5.0%, 2/1/2011	5,000,000	4,760,400
Ohio, Housing Finance Agency, Single Family Mortgage Revenue, Series A, 5.75%, 4/1/2016 (a)	25,000	25,047
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,717,750

		13,337,957
Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	30,000	20,923
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, Series A, 5.2%, 12/1/2013	375,000	383,201

		404,124
Pennsylvania 3.8%
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	30,000	30,195

Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	980,000	909,783
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,772,283
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	1,090,000	1,110,841
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	2,030,000	1,982,214
Pennsylvania, State General Obligation, First Series, 5.0%, 1/1/2014 (a)	5,000,000	5,590,750
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011 (d)	488,239	487,657
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	200,000	183,506
Series C, 4.7%, 7/1/2013	190,000	174,331
Series E, 4.7%, 7/1/2013	220,000	201,857
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	845,000	771,907
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, PNC Bank NA (c)	285,000	285,564
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	160,000	160,490

		13,661,378
Puerto Rico 1.2%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.0%, 7/1/2011	930,000	923,704
Puerto Rico, Municipal Finance Agency, Series A, 5.0%, 8/1/2009	3,500,000	3,512,320

		4,436,024
South Carolina 1.1%
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014 (a)	3,500,000	3,900,085
South Dakota 0.2%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	810,000	822,166
Tennessee 2.5%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,391,730
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	45,000	45,162
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.0%, 9/1/2009	5,000,000	4,925,800
Tennessee, Housing Development Agency, Homeownership Program, AMT, Series 2006-3, 5.75%, 7/1/2037	2,645,000	2,665,816

		9,028,508
Texas 10.3%
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (a)	210,000	212,092
Harris County, TX, Hospital District Mortgage Revenue, 7.4%, 2/15/2010 (a)	610,000	629,270
Houston, TX, Utility System Revenue, Series C-2A, 5.0%, 5/15/2034 (a)	1,630,000	1,728,615
North Texas, Tollway Authority Revenue:
Series G, 5.0%, 1/1/2038	2,860,000	2,926,380
Series E-2, 5.25%, 1/1/2038	5,000,000	5,110,950
Series L-2, 6.0%, 1/1/2038	2,000,000	2,048,860
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,525,280
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	625,000	611,894
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	580,000	590,591
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,915,590
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	95,000	98,362
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 2.037% *, 9/15/2017	7,000,000	5,705,000
Texas, Trinity River Authority, Regional Wastewater Systems Revenue, 5.0%, 8/1/2014	4,805,000	5,491,202

Wichita Falls, TX, Water & Sewer Revenue, Prerefunded, 5.375%, 8/1/2024 (a)	3,000,000	3,316,140

		36,910,226
Utah 1.0%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	245,000	253,394
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.2%, 7/1/2011	15,000	15,164
Series B-2, Class III, AMT, 5.25%, 7/1/2011	10,000	10,113
Series A-2, Class II, AMT, 5.4%, 7/1/2016	45,000	45,650
Series C, Class III, AMT, 6.25%, 7/1/2014	85,000	86,672
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	720,000	726,725
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	1,500,000	1,488,765
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	935,000	904,435

		3,530,918
Vermont 0.3%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	1,235,000	1,187,304
Virginia 0.5%
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program, Series B, 5.0%, 11/1/2016	1,300,000	1,545,154
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	275,943

		1,821,097
Washington 1.1%
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	4,010,825
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (c)	60,000	60,662

		4,071,487
Wisconsin 3.7%
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	2,830,000	2,700,584
Wisconsin, State General Obligation, Series A, Prerefunded, 5.75%, 5/1/2020 (b)	10,000,000	10,636,700

		13,337,284

Total Municipal Bonds and Notes (Cost $326,946,031)		328,199,963

	Shares	Value ($)

Open End Investment Company 6.8%
BlackRock Liquidity Funds MuniCash Portfolio, 0.94% ** (Cost $24,502,189)	24,502,189	24,502,189
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $351,448,220) †	98.0	352,702,152
Other Assets and Liabilities, Net	2.0	7,272,520

Net Assets	100.0	359,974,672

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

**		Current yield; not a coupon rate.

†

The cost for federal income tax purposes was $351,453,703. At January 31, 2009, net unrealized appreciation for all securities based on tax cost was $1,248,449. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,194,857 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,946,408.

(a)			Bond is insured by one of these companies:
Insurance Coverage				As a % of Total Investment Portfolio
Ambac Financial Group, Inc.				2.7
American Capital Assurance				0.9
Financial Guaranty Insurance Co.				4.8
Financial Security Assurance, Inc.				10.4
MBIA Corp.				7.0
(b)			At January 31, 2009, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)			Security incorporates a letter of credit from the bank listed.
(d)			Taxable issue.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At January 31, 2009, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

5/11/2009 9/12/2013	26,000,000[1]	Fixed — 2.44%	Floating — BMA	86,330
2/19/2009 2/19/2020	16,200,000[1]	Fixed — 3.724%	Floating — BMA	(1,137,352)
Total net unrealized depreciation				(1,051,022)

Counterparty:
1	Citigroup Global Markets, Inc.
BMA: Represents the Bond Market Association Municipal Swap Index

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 24,502,189	$ -
Level 2	328,199,963	(1,051,022)
Level 3	-	-
Total	$ 352,702,152	$ (1,052,022)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009